Cover	Aug. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38445
Entity Registrant Name	Helius Medical Technologies, Inc.
Entity Central Index Key	0001610853
Entity Tax Identification Number	36-4787690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	642 Newtown Yardley Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Newtown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18940
City Area Code	215
Local Phone Number	944-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	HSDT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false